IMPAIRMENT REVERSALS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ (1,423)	$ 900
Impairment (reversals) of long lived assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	(1,423)	722
Intangible assets other than goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	0	24
Goodwill
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 0	$ 154